CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
CONSOLIDATED BALANCE SHEETS
Common stock, par value per share	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	106,437,232	102,653,619
Common stock, shares outstanding	106,437,232	102,653,619